SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Employee Benefit Plans and Segment Reporting (Details)	12 Months Ended
	Mar. 31, 2017 CNY (¥) segment	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Employee benefit plans
Expense due to employee benefit plans	¥ 20,850,441	¥ 18,897,889	¥ 18,077,892
Segment reporting
Number of operating segments | segment	1
Cost of revenues
Employee benefit plans
Expense due to employee benefit plans	¥ 6,841,587	6,334,414	5,597,846
Research and development
Employee benefit plans
Expense due to employee benefit plans	6,435,010	5,810,237	5,563,607
Sales and marketing
Employee benefit plans
Expense due to employee benefit plans	4,463,283	4,169,401	4,045,878
General and administrative
Employee benefit plans
Expense due to employee benefit plans	¥ 3,110,561	¥ 2,583,837	¥ 2,870,561